Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000004009
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%	2.05%		4.10%
Without Sales Load [Member] | C000159127
Average Annual Return [Line Items]
Average Annual Return, Percent	13.93%	1.86%		3.84%
Without Sales Load [Member] | C000159128
Average Annual Return [Line Items]
Average Annual Return, Percent	14.49%	2.32%		4.30%
Without Sales Load [Member] | C000219336
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%	3.05%	5.91%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%	1.78%		4.40%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%	1.78%		4.40%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%	1.78%		4.40%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%	1.78%	4.58%